SCHEDULE I - CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended			8 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Total Revenue			$ 70,195	$ 50,873	$ 5,512
COST AND EXPENSES
Administrative expenses			(11,656)	(8,043)	(3,185)
Interest Income			4,959	2,122	2,481
Interest expense			(9,590)	(352)	(114)
Equity in earnings (losses) of joint ventures			(5,330)	40,228	5,007
Net Income	13,195	(10,786)	2,409	40,527	4,188
Share of subsidiaries unrealized losses on cash flow hedge			(10,159)	0	0
Income tax benefit			1,890	0	0
Comprehensive income			(5,860)	40,527	4,188
Parent Company [Member]
Total Revenue						8,375
COST AND EXPENSES
Administrative expenses						(1,718)
Interest Income						3,243
Interest expense						(467)
Equity in earnings of subsidiaries						5,920
Equity in earnings (losses) of joint ventures						(2,158)
Net Income						13,195
Share of subsidiaries unrealized losses on cash flow hedge						(2,293)
Income tax benefit						(76)
Comprehensive income						$ 10,826